Deferred Charges, Net	12 Months Ended
Dec. 31, 2018
Deferred Charges Net
Deferred Charges, Net

6. Deferred charges, net:

The movement in the deferred charges, net in the accompanying consolidated balance sheets are as follows:

Dry docking
costs
Balance, January 1, 2016	$836
Additions	364
Amortization	(236)
Impairment charge	(606)
Balance, December 31, 2016	358
Amortization	(73)
Balance, December 31, 2017	285
Additions	588
Amortization	(133)
Balance, December 31, 2018	$740

The amortization of the dry docking costs is separately reflected in the accompanying consolidated statements of comprehensive loss.

The impairment charge of $606 relates to the impairments of the Northsea Alpha and the Northsea Beta as of December 31, 2016, discussed in Notes 2, 5 and 10.